SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of the following table provides a reconciliation of cash, cash equivalents, and restricted cash

	At December 31,
	2020	2021
Cash and cash equivalents	$40,593,094	$254,065,589
Restricted cash	83,217	316,777
Total cash, cash equivalents, and restricted cash	$40,676,311	$254,382,366

Schedule of property, plant and equipment estimated useful lives

Plant and machinery	3‑5 years
Motor vehicles	4‑5 years
Office equipment	3‑5 years
Power stations	25 years